Accounts receivable, net	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
Accounts receivable, net

5. Accounts receivable, net

Accounts receivable, net consists of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivable	58,321	182,090
Less: allowance for doubtful accounts	(785)	—

Accounts receivable, net	57,536	182,090

Accounts receivable are non-interest bearing and are generally on terms between 1 to 30 days. In some cases, these terms are extended for certain qualifying long-term customers who have met specific credit requirements.

The movements in the allowance for doubtful accounts are as follows:

	For the Year Ended December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	(656)	(785)
Additions	(129)	—
Reversals	—	—
Write offs	—	785

Balance at end of the year	(785)	—